Loans and borrowings - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Finance income	$ 19,963	$ 24,405	$ 23,628
Finance cost	(73,045)	(57,432)	(50,825)
Interest income on short-term bank deposits [member]
Disclosure of detailed information about borrowings [line items]
Finance income	543	1,432	1,670
Interest income on investment [member]
Disclosure of detailed information about borrowings [line items]
Finance income	19,420	22,973	21,958
Interests expense on bank loans [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(29,711)	(36,676)	(34,687)
Interest Expense on Senior Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(23,571)	0	0
Interest on factoring [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(256)	(1,316)	(1,163)
Interest on lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(10,734)	(14,140)	(14,975)
Other finance cost [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	$ (8,773)	$ (5,300)	$ 0